Fair Value Measurements (Tables)	9 Months Ended
Jun. 30, 2024
Fair Value Measurements [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

Liabilities measured at fair value on a recurring basis as of June 30, 2024 are as follows:

	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$2,960	$2,960
PIPE make-whole liability	—	—	1,949	1,949
Private Warrants	—	—	562	562
Total	$—	$—	$5,471	$5,471

Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs	The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:
Nine months ended June 30, 2024:	Earnout Liability	PIPE Make-Whole Liability	Private Warrants and Other Warrants	SAFEs
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized	33,559	2,071	882	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Settlement of liability	—	—	(332)	—
Change in fair value included in net loss	(30,599)	(122)	12	10
Balance, June 30, 2024	$2,960	$1,949	$562	$—
Nine months ended June 30, 2023:	SAFEs
Balance, September 30, 2022	$1,983
Change in fair value included in net loss	528
Balance, June 30, 2023	$2,511

Schedule of Assumptions Used in Estimating the Fair Value	The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:
	December 21, 2023 (Closing)	June 30, 2024
Stock price	$10.66	$1.64
Expected volatility	50%	65%
Risk-free rate	3.9%	4.2%
Contractual term	8 years	7.5 years
The following table summarizes the assumptions used in estimating the fair value of the PIPE make-whole liability at the respective dates:
	December 21, 2023 (Closing)	June 30, 2024
Stock price	$10.17	$1.85
Expected volatility	49%	53%
Risk-free rate	5.4%	5.5%
Contractual term	4 months	1.4 months